UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

811-06652

Investment Company Act file number

Julius Baer Investment Funds

(Exact name of registrant as specified in charter)

330 Madison Avenue, New York, NY 10017

(Address of principal executive offices)

Tony Williams

330 Madison Avenue, New York, NY 10017

(Name and address of agent for service)

(212) 297-3600

(Registrant's telephone number, including area code)

October 31

Date of fiscal year end:

January 31

Date of reporting period:

Item 1. Schedule of Investments

JULIUS BAER INVESTMENT FUNDS

JULIUS BAER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2005 (Unaudited)

(Percentage of Net Assets)

Currency	Face Value		Market Value (Note 1)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS—31.6%

		Federal National Mortgage Association
USD	1,510,000	3.250% due 11/15/2007	$1,495,098
USD	985,456	5.500% due 10/01/2017	1,018,036
USD	853,106	5.500% due 11/01/2017	881,311
USD	1,958,396	5.000% due 08/01/2033	1,959,229
USD	1,959,788	5.500% due 01/01/2034	1,998,734
			7,352,408
		Government National Mortgage Association
USD	136,817	7.000% due 04/15/2032	145,304

		U.S. Treasury Inflation Indexed Notes
USD	5,904,667	3.625% due 01/15/2008	6,364,587
USD	1,388,074	2.375% due 01/15/2025	1,493,806
			7,858,393
		U.S. Treasury Notes
USD	14,110,000	6.500% due 08/15/2005	14,393,865
USD	11,435,000	1.625% due 09/30/2005	11,349,696
USD	1,945,000	2.750% due 07/31/2006	1,934,668
USD	2,390,000	4.250% due 11/15/2014	2,412,033
			30,090,262
		U.S. Treasury STRIPS
USD	8,365,000	0.000% due 05/15/2025	3,151,330

		Total U.S. Government and Agency Obligations (Cost $48,446,948)	48,597,697

FOREIGN GOVERNMENT BONDS—24.6%

		France—5.3%
		Government of France
EUR	3,490,000	5.000% due 10/25/2011	5,034,222
EUR	1,880,000	5.750% due 10/25/2032	3,148,690
			8,182,912

		Iceland—3.9%
		Housing Finance Fund
ISK	357,207,960	3.750% due 06/15/2044	6,020,624

		Germany—3.5%
		Deutschland Republic
EUR	3,720,000	5.250% due 07/04/2010	5,381,465

		New Zealand—3.0%
		New Zealand Government
NZD	6,365,000	6.000% due 04/15/2015	4,515,747

		Italy—2.3%
		Buoni Poliennali Del Tes

1

EUR	2,660,000	4.750% due 03/15/2006	$3,561,483

		United Kingdom—1.8%
		United Kingdom Gilts
GBP	1,380,000	7.250% due 12/07/2007	2,790,635

		Mexico—1.7%
		United Mexican States
MXN	31,500,000	8.000% due 12/19/2013	2,576,257

		Canada—1.3%
		Canada Government
CAD	2,300,000	4.250% due 09/01/2008	1,908,773

		Poland—1.2%
		Republic of Poland
PLN	6,350,000	5.000% due 10/24/2013	1,901,597

		Hungary—0.6%
		Republic of Hungary
HUF	185,000,000	6.250% due 06/12/2008	932,094

		Total Foreign Government Bonds (Cost $33,163,228)	37,771,587

CORPORATE BONDS—17.9%

		United States—15.5%
		ABN-Amro Bank NV (Chicago)
USD	1,666,000	7.250% due 05/31/2005	1,689,354
		Bank of America Corp
USD	865,000	7.500% due 09/15/2006	919,133
		Barrick Gold Corp
USD	1,000,000	5.800% due 11/15/2034	1,038,512
		Boston Scientific
USD	1,000,000	6.625% due 03/15/2005	1,004,409
		Cargill Inc
USD	750,000	3.625% due 03/04/2009 †	737,394
		Citibank Credit Card Issuance Trust
USD	1,000,000	2.320% due 02/15/2007 (1)	1,000,460
		Comcast Cable Communications Inc
USD	865,000	6.750% due 01/30/2011	969,158
		Computer Sciences Corp
USD	1,000,000	7.500% due 08/08/2005	1,020,212
		Countrywide Home Loan MTN
USD	1,000,000	2.810% due 01/31/2006 (1)	1,000,000
		Duke Capital LLC
USD	1,000,000	5.500% due 03/01/2014	1,029,543
		Ford Motor Credit Co
USD	680,000	7.600% due 08/01/2005	693,065
		Heller Financial Inc

2

USD	1,000,000	8.000% due 06/15/2005	$1,018,354
		Hewlett-Packard Co
USD	1,100,000	7.150% due 06/15/2005	1,116,992
		IBM Corp MTN
USD	700,000	3.800% due 02/01/2008	703,244
		International Lease Finance Corp
USD	895,000	5.625% due 06/01/2007	931,418
		International Paper Co
USD	950,000	6.750% due 09/01/2011	1,069,306
		Jackson National Life Fund
USD	1,600,000	2.640% due 03/11/2005 (1) †	1,599,949
		Kinder Morgan Energy Partners LP
USD	950,000	5.000% due 12/15/2013	956,371
		Target Corp
USD	910,000	5.500% due 04/01/2007	945,375
		Valero Energy Corp
USD	615,000	6.875% due 04/15/2012	699,230
		Verizon Global Funding Corp
USD	1,185,000	6.875% due 06/15/2012	1,354,216
		Weyerhaeuser Co
USD	1,463,000	5.500% due 03/15/2005	1,466,413
		Wyeth
USD	900,000	5.500% due 02/01/2014	939,232
			23,901,340

		United Kingdom—2.3%
		Abbey National Plc
USD	885,000	6.690% due 10/17/2005	904,503
		Diageo Capital Plc
USD	1,075,000	3.500% due 11/19/2007	1,067,988
		Vodafone Group Plc
USD	950,000	7.625% due 02/15/2005	951,579
		WPP Finance Corp
USD	550,000	5.875% due 06/15/2014 †	585,395
			3,509,465

		Total Corporate Bonds (Cost $27,128,465)	27,410,805

REPURCHASE AGREEMENTS—2.6%

		United States—2.6%
USD	3,985,741	Investors Bank & Trust Company Repurchase Agreement, dated 1/31/05, due 2/01/05, with a maturity value of $3,985,963 and an effective yield of 2%, collaterallized by a Small Business Administration Obligation, with a rate of 5.875%, a maturity of 7/25/2014, and an aggregate market value of $4,185,028 (Cost $3,985,741)	3,985,741

		TOTAL INVESTMENTS — 76.7% (Cost $112,724,382)	117,765,830
		OTHER ASSETS AND LIABILITIES (NET) — 23.3%	35,797,959
		TOTAL NET ASSETS — 100.0%	$153,563,789

3

Portfolio Footnotes:
	(1)	Variable rate security.
Aggregate cost for federal income tax purposes was $112,993,072.

	†	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

Glossary of Currencies

CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound Sterling
HUF	—	Hungarian Forint
ISK	—	Icelandic Krona
MXN	—	Mexican Nuevo Peso
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
USD	—	United States Dollar

4

JULIUS BAER INVESTMENT FUNDS

Julius Baer Total Return Bond Fund

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS

January 31, 2005 (Unaudited)

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Net Unrealized Appreciation
2/16/05	AUD	2,075,000	1,606,299	1,582,291	$24,008
2/10/05	JPY	970,000,000	9,381,382	9,235,193	146,189
3/18/05	MXN	15,275,000	1,350,962	1,338,152	12,810
2/03/05	NZD	2,109,618	1,500,087	1,497,343	2,744

	Net unrealized appreciation on forward foreign exchange contracts to buy				$185,751

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver				Net Unrealized
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Appreciation (Depreciation)
2/16/05	AUD	2,075,000	1,606,299	1,603,457	$(2,842)
3/18/05	CAD	2,140,000	1,724,808	1,735,576	10,768
2/15/05	EUR	10,595,000	13,813,375	13,851,235	37,860
3/18/05	GBP	730,000	1,373,289	1,408,783	35,494
2/10/05	JPY	205,000,000	1,982,663	1,956,256	(26,407)
3/22/05	NZD	6,044,618	4,275,906	4,279,974	4,068

	Net unrealized appreciation on forward foreign exchange contracts to sell				$58,941

Glossary of Currencies

AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound Sterling
JPY	— Japanese Yen
MXN	— Mexican Nuevo Peso
NZD	— New Zealand Dollar

1

Julius Baer Total Retun Bond Fund

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)

January 31, 2005

(Percentage of Net Assets)

At January 31, 2005, sector diversification of the Fund’s investments were as follows:

	% of Net Assets	Market Value (Note 1)

INDUSTRY SECTOR
U.S. Government and Agency Obligations	31.6%	$48,597,697
Foreign Government Bonds	24.6	37,771,587
Corporate Bonds	17.9	27,410,805
Cash & Cash Equivalents	2.6	3,985,741
Total Investments	76.7	117,765,830
Other Assets and Liabilities (Net)	23.3	35,797,959
Net Assets	100.0%	$153,563,789

JULIUS BAER INVESTMENT FUNDS

JULIUS BAER INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2005 (Unaudited)

(Percentage of Net Assets)

Description	Share Amount	Market Value (Note 1)
COMMON STOCKS—90.3%
Japan—12.3%
Acom Company	$126,700	$8,923,719
Aeon Credit Service	261,366	18,369,784
Aiful Corp.	37,600	4,266,658
Aisin Seiki	354,400	8,370,939
Asahi Glass	664,000	7,017,707
Bank of Fukuoka (1)	696,000	4,446,310
Bank of Yokohama	2,099,000	13,265,393
Bridgestone Corp	480,000	9,420,023
Canon Inc	1,148,059	59,766,284
Casio Computer	271,100	3,789,683
Chiba Bank	645,000	4,271,556
Credit Saison	1,000,595	33,942,497
Dai Nippon Printing	422,000	6,649,927
Daihatsu Motor	386,000	2,929,388
Denso Corp	1,182,957	30,683,221
East Japan Railway	2,738	14,777,235
Exedy Corp	171,600	3,120,569
Fuji Photo Film	696,556	25,296,340
Fuji Television Network	5,840	12,811,088
Fujisawa Pharmaceutical	246,100	6,336,166
Hitachi Credit	540,800	10,683,088
Hitachi Ltd	962,391	6,437,400
Honda Motor	1,233,949	64,846,860
Ibiden Company (1)	251,900	4,751,059
Ito En	128,300	6,789,153
Ito-Yokado	372,717	14,912,812
Japan Tobacco	5,176	55,060,477
Joyo Bank	912,000	4,784,331
Kao Corp	1,812,216	42,253,462
Koito Manufacturing	1,405,148	13,306,711
Kyocera Corp	77,700	5,587,283
Matsushita Electric Industrial	5,227,687	78,010,554
Mitsubishi Tokyo Financial	11,201	106,489,409
Mizuho Financial	9,840	47,590,179
Nidec Corp	129,600	14,589,604
Nikko Securities	1,514,343	7,166,416
Nissan Motor	2,425,490	25,808,642
Nissin Food Products	235,700	6,283,320
Nitto Denko	426,100	22,709,463
Nomura Holdings	3,059,699	40,549,989
NTT Corp	1,542	6,496,765
NTT DoCoMo	8,607	15,001,263
Orix Corp	33,600	4,436,966
Ricoh Company	306,000	5,400,801
Sanyo Electric	1,176,642	3,842,617
Secom Co	148,500	5,930,996
Seiyu Ltd (1) *	4,172,625	9,578,066
Sharp Corp	656,998	10,087,109
Shin-Etsu Chemical	439,600	17,395,792
Shiseido Co (1)	2,031,344	28,331,624

SMC Corp	$44,495	$5,193,966
Sony Corp	1,004,283	37,255,762
Sumitomo Heavy Industries *	1,249,000	5,590,356
Sumitomo Mitsui Financial (1)	5,965	41,931,522
Sumitomo Trust & Banking	1,870,653	12,685,653
Takeda Chemical Industries	318,800	15,176,986
Takefuji Corp	195,860	13,756,258
TDK Corp	86,700	6,060,658
Terumo Corp	247,000	7,139,528
Tokyo Broadcasting System	1,967,000	32,820,431
Toppan Printing	597,000	6,409,692
Toyota Motor	3,355,195	131,322,151
Uni-Charm Corp	430,363	19,411,663
Yamaha Motor	522,300	8,591,519
Yamanouchi Pharmaceutical	170,369	6,192,679
		1,313,105,522
United Kingdom—11.0%
Allied Domecq	623,883	5,761,637
Associated British Ports	2,603,980	22,815,088
Barclays Plc	3,908,012	42,934,209
Boots Group	821,323	10,326,014
BP Plc	20,596,220	204,521,668
British Airport Authority	1,787,435	21,045,062
British Land	423,085	6,874,632
British Sky Broadcasting	1,612,020	17,190,941
Burberry Group	917,810	6,928,833
Cadbury Schweppes	2,763,519	24,799,279
Compass Group	2,760,525	12,561,232
Diageo Plc	4,998,513	68,232,908
Forth Ports	183,887	4,811,729
GlaxoSmithkline Plc	4,320,623	96,083,641
Highland Gold Mining	1,061,752	4,053,417
Hilton Group	2,517,114	14,019,253
Imperial Tobacco	845,486	22,205,658
Lloyds TSB Group	563,284	5,274,540
Marks & Spencer	2,111,387	14,363,491
National Grid Transco	1,254,583	12,240,491
Pearson Plc	1,118,689	13,005,200
Peninsular and Oriental Steam Navigation	5,999,949	34,806,636
Peter Hambro Mining *	963,498	10,421,115
Rank Group	1,460,915	7,387,814
Reckitt Benckiser	530,680	15,784,564
Reed Elsevier	1,327,074	12,064,279
Royal Bank of Scotland	2,494,374	82,753,745
Sainsbury Plc	501,377	2,678,349
Scottish & Newcastle	616,895	5,093,359
Scottish & Southern Energy	423,072	7,100,616
Shell Transport & Trading	5,884,041	51,470,457
Smith & Nephew	2,717,429	26,624,895
Tesco Plc	11,562,864	67,143,358
Vodafone Group	74,023,672	191,924,508
William Hill	853,584	9,336,683
WPP Group	1,832,990	19,986,168
		1,174,625,469

France—8.8%
Accor SA	$125,691	$5,502,932
Alcatel Alsthom (1) *	3,960,019	56,844,364
Alstom *	6,836,013	6,328,401
Altran Technologies (1) *	505,804	5,554,278
Atos Origin *	198,649	12,753,233
Autoroutes du Sud de la France	367,961	20,026,621
BNP Paribas	953,288	68,849,383
Bouygues SA (1)	611,904	23,981,483
Carrefour SA	462,592	23,825,101
Compagnie de Saint-Gobain	270,630	16,753,272
France Telecom	908,620	28,542,567
Gecina SA	71,854	7,373,138
Havas SA (1)	2,655,566	14,708,537
JC Decaux *	302,180	8,068,492
Lafarge SA	150,608	15,545,043
L’Air Liquide	33,280	5,726,637
L’Oreal SA	54,489	4,084,366
LVMH SA	993,726	68,900,452
Pernod-Ricard	150,370	21,290,998
Pinault-Printemps-Redoute	146,898	15,494,680
Publicis Groupe	221,129	6,968,097
Renault SA	167,250	13,681,804
Sanofi-Synthelabo SA	1,630,085	121,516,555
Societe Des Autoroutes Paris *	70,546	4,249,383
Societe Television Francaise 1 (1)	935,834	30,468,412
Suez SA	1,079,898	29,076,130
Thales SA (1)	603,162	27,523,029
TotalFina Elf - Class B	877,254	188,437,934
Unibail	48,295	5,749,735
Veolia Environnement	706,307	25,283,641
Vinci SA (1)	210,555	30,201,973
Vivendi Universal *	710,292	22,426,543
		935,737,214
Germany—6.8%
Adidas-Salomon	189,827	28,452,625
Allianz AG	216,352	25,678,910
BASF AG	542,734	37,089,313
Bayerische Hypo Vereinsbank *	1,087,369	23,927,825
Bilfinger and Berger Bau	244,248	11,068,839
Commerzbank AG *	1,004,408	21,380,917
Deutsche Bank	528,491	44,992,798
Deutsche Post	457,765	10,671,110
Deutsche Telekom *	2,208,155	47,751,650
E.ON AG	1,354,999	121,443,747
Fraport AG	1,495,588	57,708,078
Freenet.de AG (1) *	92,355	2,221,161
Fresenius Medical Care (1)	137,175	11,110,226
Henkel KGAA	162,924	13,800,007
Karstadt AG (1)	484,961	4,573,667
Man AG	895,424	37,018,129
Metro AG	908,535	47,499,191
Muenchener Rueckversicherungs-Gesellschaft	306,956	35,128,236
Puma AG	11,689	2,879,625
RWE AG	831,679	47,968,177
Schering AG	209,568	14,184,970
Siemens AG (1)	694,811	55,149,905
Volkswagen AG	529,376	25,439,969
		727,139,075

Turkey—5.4%
Akbank TAS	$15,026,785	$94,042,763
Aksa Akrilik Kimya Sanayii *	31,000	369,105
Aksigorta	1,160,423	5,260,336
Alarko Gayrimenkul Yatirum Ortakligi *	44,138	1,123,523
Aygaz AS	2,100,845	5,695,645
Cimsa Cimento Sanayi Ve Ticar	276,222	1,106,362
Denizbank AS *	1,880,225	5,628,612
Dogan Sirketler Grubu *	24,353,089	65,686,052
Dogan Yayin *	220,838	605,569
Dogus Otomotiv Servis ve Ticaret *	1,567,801	5,164,007
Enka Insaat Ve Sanayi	73,476	985,238
Finansbank AS *	550,243	1,236,770
Haci Omer Sabanci	17,663,659	74,762,995
Hurriyet Gazetecilik ve Matbaacilik	4,047,745	10,486,826
Is Finansal Kiralama *	618,742	3,659,290
Is Gayrimenkul Yatirim Ortak *	6,648,625	10,899,902
Koc Holding	8,665,537	56,143,977
Migros Turk	1,497,234	11,655,596
Tofas Turk Oromobil Fabrikasi *	313,000	717,403
Trakya Cam Sanayii	243,613	748,759
Turk Dis Ticaret Bankasi	2,460,874	6,370,705
Turk Sise ve Cam Fabrikalari	497,799	1,512,888
Turkcell Iletisim Hizmetleri	1,466,338	10,766,039
Turkiye Garanti Bankasi *	26,497,071	106,206,769
Turkiye Is Bankasi	13,622,127	80,118,121
Vestel Elektronik *	303,000	1,214,137
Yapi ve Kredi Bankasi *	4,099,567	16,581,084
		578,748,473
Switzerland—4.4%
Adecco SA	103,943	5,419,899
Credit Suisse (1)	1,142,545	46,099,081
Holcim Ltd	251,996	15,750,146
Nestle SA - Registered	381,585	100,047,468
Novartis AG - Registered (1)	2,469,178	118,269,243
Roche Holding	977,299	104,177,649
SGS SA	10,473	7,410,716
The Swatch Group - Class B	438,715	61,244,565
UBS AG - Registered	175,330	14,210,051
Unique Zurich Airport *	12,629	1,573,308
		474,202,126
Sweden—4.4%
Autoliv Inc (1)	419,315	19,638,676
Electrolux AB - Class B	279,500	5,953,626
Elekta AB *	664,308	20,634,053
Ericsson AB - Class B *	2,427,522	7,134,886
ForeningsSparbanken AB	1,100,100	25,675,674
Getinge AB - Class B	1,002,528	13,066,659
Modern Times Group - Class B *	768,600	20,475,185

Nobia AB	$347,892	$5,701,632
Nordea AB	11,444,000	106,110,285
Skandia Forsakrings	4,783,938	24,814,803
Skandinaviska Enskilda Banken	4,724,400	84,106,987
Skanska AB - Class B	6,653,772	77,193,530
Svenska Cellulosa - Class B	235,100	9,003,704
Svenska Handelsbanken - Class A	1,952,753	46,225,100
Telia AB	816,500	4,633,751
		470,368,551
Poland—4.4%
Agora SA *	709,126	12,944,532
Bank Millenium *	6,628,172	6,754,539
Bank PEKAO	2,760,931	118,456,005
Bank Prezemyslowo-Handlowy	194,203	30,646,572
Bank Zachodni WBK *	1,500,949	45,244,479
BRE Bank *	340,453	11,692,429
Budimex *	1,055,397	16,607,319
CCC SA *	725,544	2,144,772
Cersanit-Krasnystaw SA *	285,873	9,921,517
Grupa Kety	213,752	9,448,369
Inter Cars *	335,235	4,363,741
Inter Groclin Auto *	123,410	3,747,193
Orbis SA	622,720	4,621,520
Pko Bank Polski *	13,966,198	118,923,447
Polska Grupa Farmaceutyczna	295,712	5,979,652
Sniezka	709,930	6,134,488
Stomil Sanok *	82,385	3,636,501
Telekomunikacja Polska	7,201,836	45,150,188
ZM Duda *	240,417	10,808,905
		467,226,168
Italy—3.7%
Assicurazioni Generali	1,023,112	33,883,239
Autostrada Torino-Milano	330,604	8,844,682
Banca Intesa	15,587,043	68,661,593
Banca Nazionale del Lavoro (1) *	3,491,757	9,395,294
Banca Popolare di Milano	449,452	3,973,771
Beni Stabili	6,696,801	6,942,323
Buzzi Unicem	657,737	10,729,366
Capitalia SpA	1,941,569	8,740,495
Cassa di Risparmio Di Firenze	5,325,639	13,363,338
Credito Emiliano (1)	1,652,840	16,598,138
Enel SpA	4,361,530	40,997,462
Eni SpA	2,676,036	65,237,381
Mediaset SpA	1,454,057	20,313,964
Mediobanca SpA	1,507,801	25,660,931
Saipem SpA	1,182,363	14,979,870
Societa Iniziative Autostradali e Servizi	568,480	8,736,411
Telecom Italia (1)	2,937,651	11,639,415
Terna SpA	2,979,800	8,235,521
UniCredito Italiano	3,961,885	21,815,888
		398,749,082

Russia—3.4%
Avtovaz Sponsored GDR	$54,600	$1,501,500
Baltika Brewery	39,360	673,056
JSC MMC Norilsk Nickel ADR (1)	931,205	52,613,082
LUKOIL	528,100	16,408,067
LUKOIL ADR	884,534	109,682,216
Moscow City Telephone	225,000	3,071,250
Moscow City Telephone ADR	137,946	1,882,963
North-West Telecom ADR	140,000	3,692,500
OAO Gazprom ADR (1)	1,111,107	38,899,856
Onaco *	170,000	442,000
RBC Information Systems *	716,368	2,041,649
Sberbank RF	195,869	100,676,666
Sibirtelecom ADR	55,525	2,776,250
Tyumen Oil *	550,000	2,062,500
Udmurtneft *	2,400	900,000
Uralsvyazinform ADR	1,121,781	8,390,922
VolgaTelecom	1,000,000	3,420,000
VolgaTelecom ADR	239,050	1,635,102
Wimm-Bill-Dann Foods ADR (1) *	900,418	15,072,997
		365,842,576
Austria—2.3%
Bank Austria Creditanstalt	984,113	85,520,557
Erste Bank der Oesterreichischen Sparkassen	628,556	31,071,193
Flughafen Wien	225,883	16,261,843
OMV AG	177,258	55,250,699
Telekom Austria	1,626,783	30,587,596
Wienerberger AG	615,449	28,390,253
		247,082,141
Netherlands—2.0%
ABN Amro Holding	1,703,410	46,128,236
Aegon NV	653,949	8,881,466
Efes Breweries International GDR * †	67,250	2,160,742
Heineken NV	925,363	31,689,611
Hypo Real Estate Holding *	399,393	15,824,487
Philips Electronics	936,342	24,419,428
Royal Dutch Petroleum (1)	502,581	29,204,179
Royal Numico *	225,129	8,625,757
TPG NV	275,789	7,567,626
Unilever NV	673,762	43,914,562
		218,416,094
Hungary—2.0%
Egis Rt	187,510	13,043,295
Gedeon Richter	63,464	8,323,246
Matav Rt	8,340,757	38,759,257
OTP Bank	4,859,951	157,215,142
		217,340,940
Australia—2.0%
Amcor Ltd	1,120,861	6,169,600
AMP Ltd	5,323,552	31,516,432
BHP Billiton	4,116,343	52,413,272
John Fairfax	3,368,223	11,505,039
Macquarie Airports	8,465,850	22,712,379
Macquarie Infrastructure	5,751,771	16,970,219
Newcrest Mining	3,371,470	44,557,935
Patrick Corp	2,698,491	12,892,030
Southcorp Ltd *	2,738,268	9,372,991
		208,109,897

Norway—1.8%
DNB Holding	$738,537	$6,774,912
Norsk Hydro	925,672	70,766,956
Orkla ASA	473,100	15,485,360
Smedvig ASA (1)	491,821	8,329,880
Statoil ASA	4,754,580	72,933,429
Telenor ASA	905,177	8,338,875
TGS Nopec Geophysical *	125,400	3,187,327
Tomra Systems	1,846,800	9,685,096
		195,501,835
Czech Republic—1.7%
Cesky Telecom	1,474,015	26,732,237
CEZ	988,592	15,070,361
Komercni Banka	920,103	138,823,170
		180,625,768
Belgium—1.6%
Almancora	213,867	18,440,381
Almanij NV	482,138	49,944,595
Belgacom SA *	328,932	13,592,079
Fortis	858,499	23,185,217
InBev	345,092	12,801,908
KBC Bank (1)	704,100	54,405,166
		172,369,346
Canada—1.2%
Bema Gold *	3,555,964	10,030,928
Canadian Natural Resources	883,504	38,978,851
Centerra Gold *	75,437	1,249,430
Eldorado Gold *	2,387,649	6,427,361
Encana Corp	527,713	31,201,310
Ivanhoe Mines *	452,064	2,976,718
Petro-Canada	304,462	15,702,215
Talisman Energy	265,388	7,914,049
Telesystem International Wireless (1) *	1,276,211	18,007,337
		132,488,199
Romania—1.2%
Impact SA *	18,832,000	5,263,418
Rolast AG *	2,164,000	134,489
Romanian Development Bank	19,617,200	32,352,375
Sicomed SA *	8,152,018	2,377,497
SNP Petrom	584,804,228	84,262,459
Socep Constanta *	7,627,000	1,390,236
		125,780,474
Spain—1.1%
Altadis SA	307,096	13,409,609
Cintra Concesiones De Infrae *	1,304,385	15,470,769
Endesa SA	610,539	13,909,030
Fadesa SA *	823,687	18,646,571
Gas Natural (1)	135,562	3,921,366
Grupo Empresarial Chapultec	511,811	16,149,919
Grupo Ferrovial	326,134	19,517,519
Promotora de Informaciones	934,827	18,210,688
		119,235,471

Finland—1.0%
Fortum Oyj	$745,102	$13,312,333
KCI Konecranes	229,800	10,307,276
Nokia Oyj	3,641,597	55,685,429
Stockman Oyj - Class B (1)	359,100	10,993,132
UPM-Kymmene	728,800	15,421,777
		105,719,947
Mexico—0.9%
Consorcio Ara *	1,445,166	5,256,555
Fomento Economico Mexicano	2,734,539	14,651,493
Grupo Aeroportuario del Sureste ADR	245,650	6,536,746
Grupo Financiero Banorte	9,336,369	59,928,552
Grupo Financiero Inbursa	2,190,410	4,383,944
Urbi Desarrollos Urbanos *	1,061,500	5,734,769
		96,492,059
Denmark—0.9%
Bryggerigruppen AS	134,750	10,551,671
Chr Hansen Holding - Class B	67,159	8,976,737
Danske Bank	1,542,967	45,077,696
GN Store Nord	274,841	2,964,350
Kobenhavns Lufthavne (1)	119,947	26,218,072
		93,788,526
Portugal—0.7%
Banco Comercial Portugues	8,859,841	24,482,516
Brisa-Auto Estradas de Portugal	1,743,219	16,315,150
Energias de Portugal	4,193,610	12,353,199
Jeronimo Martins *	363,062	4,926,578
Media Capital SGPS *	1,767,501	12,487,408
Portugal Telecom	391,512	4,845,148
		75,409,999
South Korea—0.6%
Samsung Electronics	136,421	65,923,451

Indonesia—0.6%
PT Bank Mandiri Persero	103,447,090	21,804,682
PT Indofood Sukses Makmur	35,835,820	3,395,253
PT Semen Gresik	5,595,740	11,237,172
Telekomunikasi Indonesia	42,018,432	22,055,899
		58,493,006
Bulgaria—0.5%
Bulgarian Telecommunication *	217,226	47,784,942
DZI *	192,919	6,301,391
		54,086,333
Brazil—0.5%
Aracruz Celulose ADR	149,900	5,239,006
Cia de Concessoes Rodoviarias	326,900	6,560,472
Cia Vale Do Rio Doce ADR	1,023,399	30,957,820
Petroleo Brasileiro ADR	298,680	10,707,678
		53,464,976
China—0.5%
Beijing Capital International Airport Company - Class H	10,592,000	4,515,237
Datang International Power Generation	12,613,270	8,984,689
Shenzhen Chiwan Wharf	2,241,924	4,696,663
Weiqiao Textile	14,352,455	21,827,103
Wumart Stores - Class H *	6,002,210	9,542,097
		49,565,789

South Africa—0.5%
Nedcor Ltd	$3,955,213	$48,755,215

United States—0.4%
News Corp (1)	2,276,078	39,907,102
News Corp - Class B (1)	260	4,571
		39,911,673
Hong Kong—0.3%
China Merchants Holdings International	5,610,000	11,040,334
Clear Media *	8,286,000	8,236,333
Texwinca Holdings	12,126,164	10,736,451
		30,013,118
Greece—0.2%
Hellenic Bottling	103,205	2,447,258
Hellenic Telecommunication	907,921	16,254,739
National Bank of Greece	211,832	7,147,727
		25,849,724
Philippines—0.2%
Ayala Corp	25,214,400	3,615,717
Ayala Land	22,221,000	3,681,487
Bank of the Philippine Islands	3,066,000	3,256,473
Globe Telecom	153,320	2,575,402
Philippine Long Distance Telephone *	289,863	7,521,204
SM Prime Holdings	20,387,000	3,181,178
		23,831,461
Ireland—0.2%
Celtic Resources *	292,170	2,221,068
DePfa Bank	219,934	3,881,807
Dragon Oil *	7,484,298	11,647,150
		17,750,025
Ukraine—0.1%
Bank Aval *	6,000,000	144,000
Centrenergo *	2,053,250	2,461,114
Centrenergo ADR *	33,000	1,901,358
Ukrnafta Oil ADR *	24,898	5,128,014
UkrTelecom	19,600,000	3,509,235
Ukrtelecom GDR	254,455	2,400,774
		15,544,495
Venezuela—0.1%
CANTV ADR	697,410	13,815,692

Malaysia—0.1%
IOI Corp	2,736,800	6,698,688
Kuala Lumpur Kepong	1,886,800	3,376,950
		10,075,638
Luxembourg—0.1%
Millicom International Cellular (1) *	252,200	5,394,558
SBS Broadcasting *	97,773	3,681,153
		9,075,711
New Zealand—0.1%
Auckland International Airport	1,573,073	8,838,073

Croatia—0.1%
Atlantska Plovidba *	$8,149	$1,256,287
Dom Holding *	20,979	614,138
Ericsson Nikola Tesla *	11,424	4,551,355
Institut Gradevinarstva *	779	364,331
Podravka Prehrambena Industija *	27,137	1,527,800
Proficio Dd *	3,957	58,947
Validus Dd *	12,811	177,528
		8,550,386
Latvia—0.1%
Parex Bank (2) *	1,424,182	8,001,772

Argentina—0.1%
Grupo Financiero Galicia - Class B *	4	3
Grupo Financiero Galicia ADR	676,203	5,822,108
		5,822,111
Papua New Guinea—0.0%
Lihir Gold *	3,971,820	3,224,634

Cyprus—0.0%
Bank of Cyprus *	488,544	1,910,525

Thailand—0.0%
Airports of Thailand	746,800	944,152

TOTAL COMMON STOCKS (Cost $7,863,538,194)		9,647,552,912

PREFERRED STOCKS—0.5%
Germany—0.5%
Henkel KGAA - Vorzug	66,462	5,964,647
ProsiebenSat.1 Media	1,861,117	34,190,479
Rhoen-Klinikum AG - Vorzug	112,289	7,419,857
		47,574,983
Croatia—0.0%
Adris Grupa	4,541	3,893,600

TOTAL PREFERRED STOCKS (Cost $41,279,622)		51,468,583

RIGHTS—0.0%
Romania—0.0%
Impact SA, expires 12/31/09 *	18,832,000	593,361

Indonesia—0.0%
Pt Lippo Bank Tbk Certificate of Entitlement, expires 12/12/21 *	7,920,000	0

TOTAL RIGHTS (Cost $0)		593,361

Description	Currency	Face Value	Market Value (Note 1)
FOREIGN GOVERNMENT BONDS—1.1%
Hungary—0.9%
Republic of Hungary 6.750%, due 02/12/2013	HUF	3,403,100,000	$17,320,617
Republic of Hungary 5.500%, due 02/12/2014	HUF	6,831,320,000	32,105,030
Republic of Hungary 6.250%, due 06/12/2008	HUF	5,834,010,000	29,295,451
Republic of Hungary 7.000%, due 06/24/2009	HUF	2,610,350,000	13,374,479
			92,095,577
Venezuela—0.2%
Republic of Venezuela 9.250%, due 09/15/2027	USD	19,080,000	19,677,204

Bulgaria—0.0%
Bulgaria Compensation Notes *	BGN	395	157
Bulgaria Housing Compensation Notes *	BGN	321	114
Bulgaria Registered Comp Vouchers *	BGN	72	28
			299
TOTAL FOREIGN GOVERNMENT BONDS (Cost $87,985,577)			111,773,080

STRUCTURED NOTES—0.7%
India—0.5%
CLSA Bharti Televentures, due 12/17/2009 * †	USD	5,239,462	27,605,445
CLSA Notes, due 11/04/2008 * †	USD	1,533,351	12,694,000
CLSA Notes, due 12/12/2008 * †	USD	891,472	7,380,140
CLSA Notes, due 04/27/2009 * †	USD	13,342	110,453
CLSA State Bank of India, due 06/17/2008 * †	USD	273,512	4,007,744
			51,797,782
Philippines—0.2%
Philippines Notes, due 10/17/2005 * †	USD	1,679	26,278,308

TOTAL STRUCTURED NOTES (Cost $68,772,166)			78,076,090

SHORT-TERM INVESTMENTS—8.5%
United States—6.1%
Bank of America 2.260%, due 02/15/2005 (3)		1,000,000	1,000,000
Credit Suisse First Boston Corp 2.390%, due 09/09/2005 (3)		5,000,000	5,000,000
Falcon Asset Securitization Corp 2.395%, due 02/14/2005 (3)		5,005,397	5,005,397
Goldman Sachs Group Inc 2.540%, due 02/01/2005 (3)		25,000,000	25,000,000
Merrill Lynch & Co 2.540%, due 02/01/2005 (3)		85,000,000	85,000,000
The Bank of the West 2.480%, due 02/24/2005 (3)		10,000,000	10,000,000
U.S. Treasury Bill 2.035%, due 02/03/2005 (4)		50,000,000	49,841,722
U.S. Treasury Bill 2.070%, due 03/10/2005		415,000,000	413,663,700
Wells Fargo 2.390%, due 02/22/2005 (3)		15,000,000	15,000,000
Wells Fargo 2.440%, due 02/22/2005 (3)		10,000,000	10,000,000
Yorktown Capital LLC 2.355%, due 02/14/2005 (3)		34,895,555	34,895,555
			654,406,374

France—0.9%
Calyon 2.340%, due 02/02/2005 (3)	30,000,000	$30,000,000
Calyon 2.400%, due 02/08/2005 (3)	50,000,000	50,000,000
Calyon 2.435%, due 03/16/2005 (3)	14,609,500	14,609,500
		94,609,500
Canada—0.7%
Bank of Montreal 2.500%, due 03/02/2005 (3)	42,829,646	42,829,646
Bank of Nova Scotia 2.320%, due 02/08/2005 (3)	3,000,000	3,000,000
Royal Bank of Canada 2.320%, due 02/09/2005 (3)	5,000,000	5,000,000
Toronto Dominion Bank 2.435%, due 03/16/2005 (3)	24,400,000	24,400,000
		75,229,646
Belgium—0.4%
Dexia Group 2.495%, due 03/21/2005 (3)	23,100,000	23,100,000
Fortis Bank 2.200%, due 02/11/2005 (3)	5,000,000	5,000,000
Fortis Bank 2.440%, due 03/14/2005 (3)	10,000,000	10,000,000
		38,100,000
Sweden—0.2%
Svenska Handlesbanken 2.355%, due 02/14/2005 (3)	22,700,000	22,700,000

Denmark—0.1%
Den Danske Bank 2.400%, due 02/22/2005 (3)	15,000,000	15,000,000

United Kingdom—0.1%
Royal Bank of Scotland 2.360%, due 02/17/2005 (3)	10,000,000	10,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $910,045,520)		910,045,520

Description	Currency	Face Amount	Market Value (Note 1)
REPURCHASE AGREEMENTS—2.6%
United States—2.6%
Investors Bank & Trust Repurchase Agreement, dated 1/31/2005, due 2/01/2005, with a maturity value of $255,786,498 and an effective yield of 2%, collateralized by U.S. Government and Agency Obligations, with rates ranging from 4% - 6.125%, maturities from 4/25/2016 - 2/01/2034, and an aggregate market value of $287,460,378 (Cost $273,771,288)	USD	273,771,288	273,771,288

TOTAL INVESTMENTS — 103.7% (Cost $9,245,392,367)			11,073,280,834
Other Assets and Liabilities (net) — (3.7%)			(390,024,192)
TOTAL NET ASSETS — 100.0%			$10,683,256,642

Notes to the Portfolio of Investments:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

(1)	All or a portion of this security was on loan to brokers at January 31, 2005.

(2)	Private Placement.
(3)	Represents investments of security lending collateral.
(4)	Security has been pledged for futures collateral.
*	Non-income producing security.
†	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.
Aggregate cost for federal income tax purposes was $9,329,029,861.

Glossary of Currencies

BGN	— Bulgarian Lev
HUF	— Hungarian Forint
USD	— United States Dollar

JULIUS BAER INVESTMENT FUNDS

Julius Baer International Equity Fund

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS

January 31, 2005 (Unaudited)

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive				Net Unrealized
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Appreciation (Depreciation)
2/01/05	AUD	20,500,000	15,886,476	15,860,850	$25,626
2/02/05	AUD	30,701,000	23,791,740	23,833,186	(41,446)
2/28/05	AUD	72,100,000	55,762,750	56,290,273	(527,523)
2/01/05	CZK	132,926,217	5,761,453	5,771,622	(10,169)
2/01/05	EUR	1,600,000	2,085,680	2,081,600	4,080
2/28/05	GBP	31,732,423	59,756,823	59,752,153	4,670
3/07/05	GBP	27,403,717	51,584,434	52,736,809	(1,152,375)
6/17/05	JPY	27,695,000,000	270,558,726	269,766,974	791,752
7/21/05	JPY	13,106,000,000	128,409,379	130,181,276	(1,771,897)
12/01/05	JPY	17,983,800,000	178,390,843	180,126,290	(1,735,447)
12/09/05	JPY	11,065,400,000	109,849,318	110,897,976	(1,048,658)
2/01/05	NOK	34,118,601	5,370,259	5,374,193	(3,934)

	Net unrealized depreciation on forward foreign exchange contracts to buy				$(5,465,321)

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Net Unrealized Depreciation
2/28/05	AUD	72,100,000	55,762,750	54,916,767	$(845,983)
2/28/05	CZK	1,121,896,000	48,636,392	47,532,327	(1,104,065)

	Net unrealized depreciation on forward foreign exchange contracts to sell				$(1,950,048)

Glossary of Currencies

AUD	— Australian Dollar
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound Sterling
JPY	— Japanese Yen
NOK	— Norwegian Krone

1

Julius Baer International Equity Fund

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)

31-Jan-05

(Percentage of Net Assets)

At January 31, 2005, sector diversification of the Fund’s investments were as follows:

	% of Net Assets	Market Value (Note 1)

INDUSTRY SECTOR
Financials	31.9%	$3,403,722,287
Consumer Discretionary	10.6	1,129,446,874
Energy	9.9	1,057,150,070
Industrials	8.2	881,217,810
Consumer Staples	7.2	767,387,949
Telecommunications	7.2	768,327,934
Healthcare	5.6	602,003,159
Utilities	4.4	465,310,376
US Treasury Bills	4.3	463,505,422
Materials	4.3	455,788,596
Repurchase Agreements	2.6	273,771,288
Information technology	2.3	247,336,186
Foreign Government Bonds	1.0	111,772,784
Cash & Cash Equivalents	4.2	446,540,099
Total Investments	103.7	11,073,280,834
Futures	3.4	364,189,038
Swaps	0.2	23,764,169
Other Assets and Liabilities (Net)	(7.3)	(777,977,399)
Net Assets	100.0%	$10,683,256,642

JULIUS BAER INVESTMENT FUNDS

JULIUS BAER GLOBAL HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2005 (Unaudited)

(Percentage of Net Assets)

Currency	Face Value		Market Value (Note 1)

CORPORATE BONDS—79.6%

		United States—53.6%
		Adelphia Communications Corp
USD	1,150,000	8.375% due 02/01/2008 (2)	$951,625

		Airgas Inc
USD	700,000	6.250% due 07/15/2014	715,750

		American Airlines Inc
USD	687,620	7.377% due 05/23/2019	452,639

		American Tower Corp
USD	115,000	9.375% due 02/01/2009	121,469

		American Towers
USD	800,000	7.250% due 12/01/2011	840,000

		Autocam Corp
USD	450,000	10.875% due 06/15/2014	443,250

		Buckeye Technologies Inc
USD	1,105,000	8.000% due 10/15/2010	1,113,287

		Chesapeake Energy Corp
USD	644,000	6.875% due 01/15/2016	672,980

		Choctaw Resort Development Enterprise
USD	170,000	7.250% due 11/15/2019 †	173,187

		CMS Energy Corp
USD	1,175,000	8.500% due 04/15/2011	1,317,469

		Coinmach Service Corp
USD	138,436	11.000% due 12/01/2024	837,649

		Crown Castle International Corp
USD	1,000,000	7.500% due 12/01/2013	1,066,250

		Crown Cork & Seal Company Inc
USD	1,540,000	7.375% due 12/15/2026	1,436,050

		Denny’s Corp/Denny’s Holdings Inc
USD	760,000	10.000% due 10/01/2012 †	820,800

		Dex Media Inc
USD	300,000	8.000% due 11/15/2013	320,250

		Dex Media West
USD	488,000	9.875% due 08/15/2013	555,710

1

		Duane Reade Inc
USD	1,100,000	9.750% due 08/01/2011 †	$1,001,000

		Dynegy Holdings Inc
USD	320,000	8.020% due 07/15/2008 (1) †	348,000
USD	650,000	8.750% due 02/15/2012	656,500
			1,004,500
		Ethyl Corp
USD	665,000	8.875% due 05/01/2010	734,825

		Exco Resources
USD	440,000	7.250% due 01/15/2011	466,400

		Finlay Fine Jewelry Corp
USD	1,110,000	8.375% due 06/01/2012	1,121,100

		Fisher Scientific International Inc
USD	695,000	8.125% due 05/01/2012	770,581

		Foundationa PA Coal
USD	1,220,000	7.250% due 08/01/2014 †	1,284,050

		Fresenius Medical Care Capital Trust
EUR	1,525,000	7.375% due 06/15/2011	2,305,980

		Hexcel Corp
USD	525,000	9.750% due 01/15/2009	549,937

		Houghton Mifflin Co
USD	750,000	9.875% due 02/01/2013	785,625

		IASIS Healthcare Capital
USD	1,225,000	8.750% due 06/15/2014	1,326,062

		InSight Health Services Corp
USD	350,000	9.875% due 11/01/2011	350,000

		Integrated Alarm Services Group
USD	800,000	12.000% due 11/15/2011 †	838,000

		INVISTA
USD	1,050,000	9.250% due 05/01/2012 †	1,160,250

		Jafra Cosmetics International Inc
USD	100,000	10.750% due 05/15/2011	115,250

		LaBranche & Co Inc
USD	950,000	9.500% due 05/15/2009 †	978,500

2

		MedCath Holdings
USD	1,270,000	9.875% due 07/15/2012	$1,371,600

		MSW Energy Holdings LLC
USD	400,000	7.375% due 09/01/2010	420,000
USD	300,000	8.500% due 09/01/2010	328,500
			748,500
		NRG Energy Inc
USD	790,000	8.000% due 12/15/2013 †	855,175

		OM Group Inc
USD	1,625,000	9.250% due 12/15/2011	1,738,750

		OMI Corp
USD	900,000	7.625% due 12/01/2013	931,500

		Owens-Brockway Glass Container
USD	940,000	8.250% due 05/15/2013	1,026,950
USD	200,000	6.750% due 12/01/2014 †	271,790
			1,298,740
		Pinnacle Foods
USD	570,000	8.250% due 12/01/2013 †	524,400

		Premcor Refining Group Inc
USD	100,000	9.250% due 02/01/2010	112,500
USD	250,000	7.750% due 02/01/2012	273,125
USD	425,000	7.500% due 06/15/2015	459,000
			844,625
		Rayovac Corp
USD	925,000	8.500% due 10/01/2013	996,687

		Rockwood Specialties Group
USD	970,000	7.625% due 11/15/2014 †	1,296,055

		Royal Caribbean Cruises Ltd
USD	1,080,000	7.500% due 10/15/2027	1,196,100

		Royster-Clark Inc
USD	1,160,000	10.250% due 04/01/2009	1,200,600

		SBA Communication
USD	750,000	8.500% due 12/01/2012 †	784,688

		Stone Energy Corp
USD	850,000	8.250% due 12/15/2011	918,000

		Terex Corp
USD	225,000	9.250% due 07/15/2011	250,313
USD	740,000	7.375% due 01/15/2014	780,700
			1,031,013

3

		Texas Genco LLC/Financing Corp
USD	915,000	6.875% due 12/15/2014 †	$951,600

		UGS Corp
USD	1,030,000	10.000% due 06/01/2012 †	1,153,600

		Vanguard Health Systems Inc
USD	200,000	9.750% due 08/01/2011	212,250

		Williams Cos Inc
USD	1,230,000	7.750% due 06/15/2031	1,359,150

		XM Satellite Radio Inc
USD	404,257	14.000% due 12/31/2009	415,374
USD	311,000	12.000% due 06/15/2010	368,535
			783,909
			46,827,367

		United Kingdom—4.7%
		Global Crossing UK Finance Plc
GBP	170,000	11.750% due 12/15/2014 †	321,439

		Heating Finance
GBP	330,000	7.875% due 03/31/2014 †	588,958

		Lucasvarity Plc
GBP	600,000	10.875% due 07/10/2020	1,454,183

		Lucite International Finance Plc
EUR	500,000	10.250% due 05/15/2010	702,288

		WRG Finance PLC Note
GBP	550,000	9.000% due 12/15/2014 †	1,073,662

			4,140,530

		Canada—4.1%
		Gerdau Ameristeel Corp
USD	350,000	10.375% due 07/15/2011	406,000

		HudBay Mining and Smelting Co Ltd
USD	850,000	9.625% due 01/15/2012 †	841,500

		Rogers Wireless Communications
CAD	670,000	7.625% due 12/15/2011 †	564,296

		Shaw Communications Inc
CAD	2,000,000	7.500% due 11/20/2013	1,755,632

			3,567,428

4

		Luxembourg—3.7%
		ALROSA Finance SA Note
USD	970,000	8.875% due 11/17/2014 †	$1,008,800

		Lighthouse International Co
EUR	990,000	8.000% due 04/30/2014 †	1,338,909

		Odyssee Financing SA
EUR	600,000	8.375% due 10/15/2014 †	868,164

			3,215,873

		Cayman Islands—3.3%
		CSN Islands VIII Corp
USD	1,250,000	9.750% due 12/16/2013 †	1,329,687

		RHM Finance Ltd Note (VRN)
GBP	800,000	11.500% due 02/28/2011	1,580,552

			2,910,239

		Germany—2.5%
		Kabel Deutschland GmbH
EUR	435,000	10.750% due 07/01/2014 †	668,690

		Tele Columbus AG & Co KG
EUR	1,100,000	9.375% due 04/15/2012 †	1,484,092

			2,152,782

		Australia—1.5%
		Burns Philp Capital Property Ltd
USD	700,000	10.750% due 02/15/2011	784,000
USD	500,000	9.750% due 07/15/2012	547,500
			1,331,500

		Belgium—1.4%
		Telenet Group Holding NV, Step Note
USD	1,625,000	11.500% due 06/15/2014 †	1,243,125

		Croatia—1.4%
		Agrokor
EUR	850,000	11.000% due 04/03/2007	1,199,429

		Brazil—1.1%
		Banco Bradesco SA Note
BRL	2,500,000	17.500% due 12/10/2007 †	981,001

5

		Mexico—1.0%
		AXtel SA
USD	800,000	11.000% due 12/15/2013	$863,000

		Romania—0.9%
		BRD - Group Societe Generale Note
ROL	22,800,000,000	21.280% due 03/21/2007 (1)	831,188

		Netherlands—0.4%
		Mobifon Holdings BV
USD	300,000	12.500% due 07/31/2010	359,250

		Total Corporate Bonds (Cost $65,276,824)	69,622,712

FOREIGN GOVERNMENT BONDS—6.4%

		Turkish Lira—1.8%
		Turkey Government Bond
YTL	2,000,000	25.000% due 11/16/2005	1,560,382

		Mexico—1.1%
		United Mexican States
MXN	12,300,000	8.000% due 12/19/2013	1,005,967

		Denmark—1.1%
		ATU Auto-Teile-Unger Investment GmbH & Co KG
EUR	724,000	9.399% due 10/01/2014 (1) †	1,000,396

		Poland—1.0%
		Republic of Poland
PLN	2,850,000	5.000% due 10/24/2013	853,473

		Uruguay—0.8%
		Republica of Uruguay
UYU	15,000,000	10.500% due 10/20/2006	707,695

		Hungary—0.6%
		Republic of Hungary
HUF	100,000,000	6.250% due 06/12/2007	508,737

		Total Foreign Government Bonds (Cost $5,052,397)	5,636,650

SHORT-TERM INVESTMENTS—1.3%

		Slovak Republic Treasury Bill
SKK	33,000,000	0.000% due 02/16/2005 (Cost $1,008,398)	1,127,240

6

INVESTMENT FUNDS—0.3%

		United States—0.3%
USD	75,000	New America High Income Fund	$165,000
USD	10,000	Putnam Managed High Yield Fund	83,400
			248,400

		Total Investment Funds (Cost $231,450)	248,400

REPURCHASE AGREEMENTS—7.3%

		United States—7.3%
USD	6,340,678	Investors Bank & Trust Repurchase Agreement, dated 1/31/2005, due 2/01/2005, with a maturity value of $6,341,030 and an effective yield of 2%, collateralized by a Small Business Administration Obligation, with a rate of 5.625%, a maturity of 9/25/2016, and an aggregate market value of $6,657,711 (Cost $6,340,678)	6,340,678

		TOTAL INVESTMENTS — 94.9% (Cost $77,909,747)	82,975,680
		OTHER ASSETS AND LIABILITIES (NET) — 5.1%	4,447,387
		TOTAL NET ASSETS — 100.0%	$87,423,067

Portfolio Footnotes:

(1)	Variable rate security.
(2)	Defaulted Security.
Aggregate cost for federal income tax purposes was $78,077,760.

†	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

Glossary of Currencies

BRL	—	Brazilian Real
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound Sterling
HUF	—	Hungarian Forint
MXN	—	Mexican Nuevo Peso
PLN	—	Polish Zloty
ROL	—	Romanian Leu
SKK	—	Slovakia Koruna
USD	—	United States Dollar
UYU	—	Uruguayuan Peso
YTL	—	Turkish Lira

7

JULIUS BAER INVESTMENT FUNDS

Julius Baer Global High Yield Bond Fund

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS

January 31, 2005 (Unaudited)

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive				Net Unrealized
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Appreciation (Depreciation)
3/15/05	CHF	812,000	684,701	705,627	$(20,926)
3/15/05	EUR	2,277,480	2,970,467	3,029,048	(58,581)
3/15/05	GBP	280,000	526,830	539,482	(12,652)
3/15/05	JPY	229,925,000	2,229,056	2,240,875	(11,819)
3/15/05	JPY	83,000,000	804,661	800,154	4,507
3/15/05	SEK	6,335,650	907,426	947,706	(40,280)
3/15/05	YTL	125,000	92,001	84,289	7,712

Net unrealized depreciation on forward foreign exchange contracts to buy					$(132,039)

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver				Net Unrealized
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Appreciation (Depreciation)
3/15/05	CAD	2,000,000	1,611,965	1,667,139	$55,174
3/15/05	EUR	1,700,000	2,217,272	2,240,875	23,603
3/15/05	EUR	4,200,000	5,477,967	5,593,050	115,083
4/15/05	EUR	7,675,000	10,015,697	10,165,998	150,301
3/15/05	GBP	500,000	940,769	947,706	6,937
3/15/05	GBP	1,357,530	2,554,243	2,575,595	21,352
4/15/05	GBP	1,176,000	2,208,879	2,207,940	(939)
3/15/05	JPY	104,000,000	1,008,250	999,711	(8,539)
3/15/05	SEK	6,335,650	907,425	913,181	5,756

Net unrealized appreciation on forward foreign exchange contracts to sell					$368,728

Glossary of Currencies

CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound Sterling
JPY	— Japanese Yen
SEK	— Swedish Krona
YTL	— Turkish Lira

1

Julius Baer High Yield Bond Fund

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)

January 31, 2005

(Percentage of Net Assets)

At January 31, 2005, sector diversification of the Fund’s investments were as follows:

	% of Net Assets	Market Value (Note 1)

INDUSTRY SECTOR
Corporate Bonds	79.6%	$69,622,712
Foreign Government Bonds	6.4	5,636,650
Short-Term Investments	1.3	1,127,240
Investment Funds	0.3	248,400
Cash & Cash Equivalents	7.3	6,340,678
Total Investments	94.9	82,975,680
Other Assets and Liabilities (Net)	5.1	4,447,387
Net Assets	100.0%	$87,423,067

JULIUS BAER INVESTMENT FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

1.  Significant Accounting Policies

Portfolio valuation:  Each Fund’s investments are valued at market values.  A security which is traded primarily on a United States or foreign stock exchange is valued at the last sale price on that exchange or, if there were no sales during the day, at the mean of the most recent quoted bid and asked prices.  Portfolio securities which are traded primarily on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time that a value was so established is likely to have changed such value including substantial changes in the values in U.S. markets subsequent to the close of a foreign market, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Trust’s Board of Trustees or its delegates.  Debt securities (other than government securities and short-term obligations) are valued by independent pricing services approved by the Trust’s Board of Trustees except for securities with remaining maturities of sixty days or less.  Investments in government securities (other than short-term securities) are valued at the mean of the quoted bid and asked prices in the over-the-counter market. Any securities for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotations, are valued in accordance with fair value pricing approved by the Trust’s Board of Trustees.  Short-term investments that mature in 60 days or less are valued at amortized cost.

Repurchase agreements:  The Funds may engage in repurchase agreement transactions.  Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation, in return for the use of the Fund’s available cash, subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period.  This arrangement results in a fixed rate of return that is not subject to market fluctuations during a Fund’s holding period.  The value of the collateral at all times is equal to at least 100% of the total amount of the repurchase obligations, including accrued interest.  In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to a Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights.  The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with whom the Funds enter into repurchase agreements to evaluate potential risks.

Foreign currency:  The books and records of the Funds are maintained in U.S. dollars.  Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions.  Unrealized gains or losses on investments which result from changes in foreign currencies have been included in the net unrealized appreciation (depreciation) of investments.  Net realized currency gains and losses include foreign currency gains and losses between trade date and settlement date on investment securities transactions, gains and losses from foreign currency transactions and the gains and losses from differences between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received.  The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase trade date and sale trade date is included in realized gains and losses on security transactions.

Forward foreign currency contracts:  Forward foreign currency contracts are valued at the forward rate and are marked-to-market at each valuation date.  The change in market value is recorded by the Funds as an unrealized gain or loss.  When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

As part of its investment strategy, the Fund may forward foreign currency contracts to hedge the fund’s portfolio holdings against currency risks.  The Fund may also utilize forward foreign currency contracts to reduce or eliminate an underweighted position in a currency relative to its benchmark when purchasing underlying equities denominated in that currency is not advisable by the advisor.  With respect to the Fund’s obligations to purchase or sell currencies underforward foreign currency contracts, the Fund will either deposit with its custodian in a segregated account cash or other liquid securities having a value at least equal to its obligations, or continue to own or have the right tosell or acquire respectively, the currency subject to the forward foreign currency contract.

Financial Futures Contracts: In order to gain exposure to or protect against changes in security values, the International Equity Fund may buy and sell futures contracts.  The primary risks associated with the use of futures contracts are the imperfect correclation between changes in market values of securities held by the Fund and the prices of future contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices.  The aggregate principal amounts of the contracts are not recorded in the financial statements.  Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

Options: The Funds may write options to generate current income or as hedges to reduce investment risk.  Each Fund may write put and call options on up to 25% of the net asset value of the securities in its portfolio and will realize fees (referred to as “premiums”) for granting the rights evidenced by the options.  When a Fund writes a call option or a put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market at each valuation date.  When a written option expires, the Fund realizes a gain equal to the amount of the premium originally received.  When a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated.  When a call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received.  When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased upon exercise.  The Funds will write only covered options.

The Funds may purchase put and call options that are traded on foreign as well as U.S. exchanges and in the over-the-counter market.  Each Fund may utilize up to 2% of its assets to purchase both put and call options on portfolio securities.  Purchases of put and call options are recorded as an investment, the value of which is marked-to-market at each valuation date.  When a purchased option expires, no proceeds will be expected and the Fund will realize a loss.  When a fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid.  When a Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

The International Equity Fund and the High Yield Bond Fund may purchase and sell call and put options on stock indices.  A Fund’s possible loss in either case will be limited to the premium paid for the option, plus related transaction costs.  In contrast to an option on a security, an option on a stock index provides the holder with the right but not the obligation to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security.  The amount of this settlement is equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed “index multiplier”.

The risk associated with purchasing options is limited to the premium originally paid.  The risk in writing a call option is that the Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised.  The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised.  There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.  In addition, the Fund could be exposed to risks if the counterparties to the transaction are unable to meet the terms of the contracts.

Swaps:  The Funds may enter into interest rate, currency, index and total return swaps. The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Funds anticipate purchasing at a later date. Interest rate swaps involve the exchange with another party of their respective commitments to pay or receive interest, for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. A total return swap is an agreement to exchange the return on a stock, bond or index for a fixed or variable financing charge.

The Funds will usually enter into swaps on a net basis, that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps are entered into for good faith hedging purposes, the Adviser believes such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions. The Funds will not enter into any swap transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody’s or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the counterparty, the Funds may have contractual remedies pursuant to the agreements related to the transaction.

Securities Lending: The International Equity Fund has established a securities lending agreement with Investors Bank & Trust Company in which the Fund lends portfolio securities to a broker in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. The Fund may loan securities to brokers, dealers, and financial institutions determined by Julius Baer to be creditworthy, subject to certain limitations.  Under the agreement, the Fund continues to earn interest on the securities loaned. Collateral received is generally cash, and the Fund invests the cash and receives any interest on the amount invested, but it must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. In the event of counterparty default, the International Equity Fund is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The International Equity Fund bears risk in the event that invested collateral is not sufficient to meet obligations due on the loans.

2.  Net Unrealized Tax Basis Appreciation/Depreciation

At January 31, 2005, net unrealized appreciation/depreciation for federal income tax purposes is comprised of the following components:

				Tax Basis
	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Total Return Bond Fund	$112,993,072	$4,913,411	$(140,653)	$4,772,758
International Equity Fund	9,329,029,861	1,796,163,066	(51,912,093)	1,744,250,973
High Yield Bond Fund	78,077,760	5,377,810	(479,890)	4,897,920

3.  Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

4.  Financial Futures Contracts

The following financial futures contracts were outstanding on the International Equity Fund as of January 31, 2005:

	Expiration Date	Contracts	Description	Position	Net Unrealized Appreciation
International Equity Fund:	3/18/05	360	Dax Index	Long	$123,126
	3/18/05	1765	DJ Euro Stoxx 50	Long	$1,323,895
	3/18/05	735	FTSE 100	Long	$1,499,506
	3/10/05	1040	Nikkei 225	Long	$5,027,902
	3/10/05	580	Topix Index	Long	$2,812,883
					10,787,312

5.  Swaps

The International Equity Fund has entered into the following swap agreements:

A Relative Return Swap Agreement with UBS AG (London) whereby the Fund will receive the dividend yield based on the Nikkei 225 Index net of any relevant withholding tax.  In exchange, the Fund will make semi-annual payments equal to 1.10% on the 1,961,000,000 JPY face value plus the repo spread (0.30% for the first reset period) on 1,800,000,000 JPY plus a spread of 0.25% on the same notional amount.  The value of the contract, which terminates on September 17, 2008, is recorded as a receivable for open swap contracts of $6,493,469 at January 31, 2005.

A Relative Return Swap Agreement with UBS AG (London) whereby the Fund will receive the dividend yield based on the Nikkei 225 Index net of any relevant withholding tax.  In exchange, the Fund will make semi-annual payments equal to 0.80% on the 1,958,000,000 JPY face value plus the repo spread (0.32% for the first reset period) on 1,800,000,000 JPY plus a spread of 0.25% on the same notional amount.  The value of the contract, which terminates on June 17, 2008, is recorded as a receivable for open swap contracts of $5,011,649 at January 31, 2005.

A Relative Return Swap Agreement with UBS AG (London) whereby the Fund will receive the dividend yield based on the TOPIX Index net of any relevant withholding tax.  In exchange, the Fund will make semi-annual payments equal to 1.10% on the 1,961,000,000 JPY face value plus the repo spread (0.37% for the first reset period) on 1,800,000,000 JPY plus a spread of 0.25% on the same notional amount.  The value of the contract, which terminates on September 17, 2008, is recorded as a receivable for open swap contracts of $6,870,435 at January 31, 2005.

A Relative Return Swap Agreement with UBS AG (London) whereby the Fund will receive the dividend yield based on the TOPIX Index net of any relevant withholding tax.  In exchange, the Fund will make semi-annual payments equal to 0.80% on the 1,958,000,000 JPY face value plus the repo spread (0.32% for the first reset period) on 1,800,000,000 JPY plus a spread of 0.25% on the same notional amount.  The value of the contract, which terminates on June 17, 2008, is recorded as a receivable for open swap contracts of $5,388,616 at January 31, 2005.

The High Yield Fund has entered into the following swap agreements:

A Credit Default Swap Agreement with Merrill Lynch whereby the fund will pay 3.75% of the notional amount of $1,000,000 semi-annually. The value of the contract, which terminates on 12/20/09 is recorded as a payable for open swap agreements of $21,250 at January 31, 2005.

A Credit Default Swap Agreement with Merrill Lynch whereby the fund will pay 3.75% of the notional amount of $1,000,000 semi-annually. The value of the contract, which terminates on 12/20/09 is recorded as a payable for open swap agreements of $21,250 at January 31, 2005.

A Credit Default Swap Agreement with Merrill Lynch whereby the fund will pay 3.75% of the notional amount of $2,000,000 semi-annually. The value of the contract, which terminates on 12/20/09 is recorded as a payable for open swap agreements of $42,500 at January 31, 2005.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                        Separate certifications for the Registrant’s of Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Julius Baer Investment Funds

By:	/s/ Tony Williams
Tony Williams
President

Date:	3/24/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Craig Giunta
Craig Giunta
Treasurer, Secretary and Chief Financial Officer

Date:	3/24/05

By:	/s/ Tony Williams
Tony Williams
President

Date:	3/24/05